Loans from Third Parties (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 MYR (RM)	Sep. 30, 2023 USD ($)
Debt [Line Items]
Interest expenses	$ 6,361	$ 5,780	$ 18,766		$ 17,424	$ 23,657		$ 35,482
Mr. Goh Meng Keong and Mr. Goh Seng Wei [Member]
Debt [Line Items]
Obtained loans			$ 522,255	RM 2,200,000		$ 533,721	RM 2,200,000